General Company Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 12, 2021	Nov. 30, 2022	Dec. 31, 2022
General Company Information (Details) [Line Items]
Annual gross revenue			$ 1,235,000,000
Non-affiliates exceeds			700,000,000
Non convertible debt securities			1,000,000,000
Bridge loan			$ 485,000,000
Aggregate principal amount percentage	4.75%		4.75%
Aggregate purchase price			$ 1,488,204,600
Waiver fee percentage		3.75%
Senior Note [Member]
General Company Information (Details) [Line Items]
Waiver fee percentage		3.75%